Financial assets at fair value through profit or loss - Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Forwards
Foreign currency forward purchases - US$	$ 1,011,403	$ 618,497
Foreign currency forward sale - US$	978,794	620,956
Foreign currency forward sales - Euros	$ 6,834	1,804
Foreign currency forward purchases - Euros		35
Interest rate swaps
Fixed rate for floating rate		1,500,050
Floating rate for fixed rate		$ 92,463